Contract liabilities	12 Months Ended
Dec. 31, 2024
Contract liabilities
Contract liabilities

24Contract liabilities

	2023	2024
	RMB’000	RMB’000
Advance receipt for treatment packages	193,042	193,931

As at end of 31 December 2024, the contract liabilities are aged within one year from the date when the sales contracts in respect of treatment packages were entered into.